Investment company accounting - Summary of Performance of Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Opening fair value	¥ 132,320		¥ 208,754		¥ 267,168
Purchase / (sales) of investees during the period	(127,396)	[1]	(109,724)	[1]	(70,292)	[1]
Realized gains / (losses) during the period	19,181	[2]	35,931	[2]	10,070	[2]
Change in unrealized gains / (losses) during the period	4,722	[3]	(2,641)	[3]	1,808	[3]
Closing fair value	¥ 28,827		¥ 132,320		¥ 208,754

[1]	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
[2]	Realized gains and losses are calculated as the difference between sales proceeds and the carrying values.
[3]	Includes the effect of foreign exchange movements.